Guarantees, Pledged Assets and Collateral, Carrying Value and Maximum Exposure to Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)	$ (256)	$ (90)
Maximum exposure to loss, Expires in one year or less	31,417	32,872
Maximum exposure to loss, Expires after one year through three years	19,721	19,053
Maximum exposure to loss, Expires after three years through five years	7,336	7,674
Maximum exposure to loss, Expires after five years	16,521	15,063
Maximum exposure to loss	$ 74,995	74,662
Percentage share of losses owed on loans and MHFS sold with recourse (up to 33.33%)	33.33%
Statement of full and unconditional guarantee	The Parent fully and unconditionally guarantees the payment of principal, interest, and any other amounts that may be due on securities that its 100% owned finance subsidiary, Wells Fargo Finance LLC, may issue.
Liabilities	$ 1,739,571	1,698,817
Total assets	1,927,555	1,895,883
Carrying value of delinquent loans eligible for repurchase from GNMA loan securitizations	568	1,200
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Equity securities	27,440	19,449
Total pledged asset related to trading activities	121,507	100,316
Total pledged assets	585,728	622,643
Related to non-trading activities [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Debt securities and other	65,047	62,438
Mortgage loans held for sale	2,266	7,439
Loans	406,106	446,455
Total pledged assets	473,419	516,332
Related to trading activities [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Debt securities	106,105	96,616
Equity securities	6,204	9,695
Total pledged asset related to trading activities	112,309	106,311
Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	36,934	39,591
Written options [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)	(345)	(185)
Maximum exposure to loss, Expires in one year or less	17,088	17,243
Maximum exposure to loss, Expires after one year through three years	10,869	10,502
Maximum exposure to loss, Expires after three years through five years	2,341	3,066
Maximum exposure to loss, Expires after five years	273	400
Maximum exposure to loss	30,571	31,211
Written options [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	18,113	21,732
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)	36	40
Maximum exposure to loss, Expires in one year or less	11,569	10,947
Maximum exposure to loss, Expires after one year through three years	4,460	4,649
Maximum exposure to loss, Expires after three years through five years	2,812	2,872
Maximum exposure to loss, Expires after five years	467	461
Maximum exposure to loss	19,308	18,929
Standby Letters of Credit [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	7,104	7,017
Direct pay letters of credit (DPLCs) [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)	0	0
Maximum exposure to loss, Expires in one year or less	1,861	3,689
Maximum exposure to loss, Expires after one year through three years	3,815	3,248
Maximum exposure to loss, Expires after three years through five years	824	526
Maximum exposure to loss, Expires after five years	105	36
Maximum exposure to loss	6,605	7,499
Direct pay letters of credit (DPLCs) [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	1,184	1,010
Loans and MHFS sold with recourse [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)	52	54
Maximum exposure to loss, Expires in one year or less	114	104
Maximum exposure to loss, Expires after one year through three years	576	653
Maximum exposure to loss, Expires after three years through five years	1,356	1,207
Maximum exposure to loss, Expires after five years	10,050	10,163
Maximum exposure to loss	12,096	12,127
Loans and MHFS sold with recourse [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	9,835	9,079
Exchange and clearing house guarantees [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)	0	0
Maximum exposure to loss, Expires in one year or less	0	0
Maximum exposure to loss, Expires after one year through three years	0	0
Maximum exposure to loss, Expires after three years through five years	0	0
Maximum exposure to loss, Expires after five years	4,817	2,922
Maximum exposure to loss	4,817	2,922
Exchange and clearing house guarantees [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	0	0
Other guarantees and indemnifications [Member]
Guarantor Obligations [Line Items]
Carrying value of obligation (asset)	1	1
Maximum exposure to loss, Expires in one year or less	785	889
Maximum exposure to loss, Expires after one year through three years	1	1
Maximum exposure to loss, Expires after three years through five years	3	3
Maximum exposure to loss, Expires after five years	809	1,081
Maximum exposure to loss	1,598	1,974
Other guarantees and indemnifications [Member] | Non-investment grade [Member]
Guarantor Obligations [Line Items]
Maximum exposure to loss	698	753
Third Party Clearing Indemnifications [Member]
Guarantor Obligations [Line Items]
Outstanding customer obligations with indemnification to third-party clearing agents	80	70
Outstanding customer obligations with related collateral	696	974
Other Trading - Off-Balance Sheet [Member] | Related to trading activities [Member]
Security Owned and Pledged as Collateral, Fair Value [Abstract]
Total pledged asset related to trading activities	60,100	60,800
Consolidated VIEs [Member]
Guarantor Obligations [Line Items]
Liabilities	1,226	1,508
Total assets	14,368	14,585
Transfers that we account for as secured borrowings [Member]
Guarantor Obligations [Line Items]
Liabilities	79	93
Total assets	80	94
Wells Fargo Finance, LLC [Member] | Other commitments and guarantees [Member]
Guarantor Obligations [Line Items]
Liabilities	$ 1,600	$ 5